Share Capital (Details) CAD / shares in Units, shares in Thousands, CAD in Millions		12 Months Ended
	Jun. 22, 2016 CAD CAD / shares	Dec. 31, 2017 CAD $ / shares	Dec. 31, 2017 CAD shares	Apr. 26, 2017 CAD
Share Capital
Common shares issued	CAD 82.2
Common share par value | CAD / shares	CAD 35.00
Gross proceeds from the issue of common shares	CAD 2,878.0
Common shares net, fees Expense	CAD 2,782.0
Treasury share repurchase authorized amount				CAD 2,000.0
Share repurchase activities (in shares) | shares			33,154
Share repurchase cost			CAD 1,413.0
Average repurchase cost per share | $ / shares		$ 42.61
Liability for share purchase commitment		$ 277.0	277.0
Share capital
Share Capital
Share repurchase cost			536.0
Liability for share purchase commitment		97.0	97.0
Retained earnings
Share Capital
Share repurchase cost			877.0
Liability for share purchase commitment		$ 180.0	CAD 180.0